ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses And Other Current Liabilities

	December 31,
	2019	2020

Government authorities	$11,890	$4,871
Accrued expenses	5,455	6,825
Unrecognized tax benefits	3,728	4,633
Lease liability, current	5,925	7,025
Hedging transaction liabilities	134	1,561

	$27,132	$24,915